Long-term and Short-term Debt (Committed Facilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Collateral financing arrangements	$ 4,196	$ 4,196
Committed Credit Facility Total [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	12,231
Letters of Credit Issued	6,566
Collateral financing arrangements	2,797
Unused Commitments	2,868
Committed Credit Facility Two [Member]
Debt Instrument [Line Items]
Borrowers	MetLife, Inc. and Missouri Reinsurance, Inc.
Expiration	Jun. 30, 2016
Line of Credit Facility, Maximum Borrowing Capacity	490
Letters of Credit Issued	490
Collateral financing arrangements	0
Unused Commitments	0
Committed Credit Facility Three [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of Vermont and MetLife, Inc.
Expiration	Dec. 28, 2024
Line of Credit Facility, Maximum Borrowing Capacity	575
Letters of Credit Issued	350
Collateral financing arrangements	0
Unused Commitments	225
Committed Credit Facility Four [Member]
Debt Instrument [Line Items]
Borrowers	MetLife, Inc.
Expiration	Jun. 20, 2018
Line of Credit Facility, Maximum Borrowing Capacity	520
Letters of Credit Issued	470
Collateral financing arrangements	0
Unused Commitments	50
Committed Credit Facility Five [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of South Carolina and MetLife, Inc.
Expiration	Jun. 30, 2037
Line of Credit Facility, Maximum Borrowing Capacity	3,500
Letters of Credit Issued	0
Collateral financing arrangements	2,797
Unused Commitments	703
Committed Credit Facility Six [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of Vermont and MetLife, Inc.
Expiration	Dec. 31, 2037
Line of Credit Facility, Maximum Borrowing Capacity	2,896
Letters of Credit Issued	2,049
Collateral financing arrangements	0
Unused Commitments	847
Committed Credit Facility Seven [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of Vermont and MetLife, Inc.
Expiration	Sep. 20, 2038
Line of Credit Facility, Maximum Borrowing Capacity	4,250
Letters of Credit Issued	3,207
Collateral financing arrangements	0
Unused Commitments	$ 1,043